EQUITY METHOD INVESTMENTS (Details) (USD $)	12 Months Ended															12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Front Tobago Shipping Corporation [Member]	Dec. 21, 2010 Front Tobago Shipping Corporation [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (IOM) Limited [Member]	Dec. 21, 2010 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Dec. 21, 2010 Orion Tankers Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Dec. 31, 2010 Frontline 2012 Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2011 Independent Tankers Corporation Limited [Member]	Dec. 31, 2011 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Dec. 31, 2010 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Dec. 31, 2009 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)				0.00%	40.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	50.00%	0.00%	8.80%	0.00%	8.80%	82.47%
Equity Method Investment, Additional Information [Abstract]
Number of oil tankers acquired		3
Shares issued																100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 2.50	$ 2.50														$ 2.00
Subscription price of ordinary shares issued (in dollars per share)																$ 2.85
Total paid for shares acquired in private placement	$ 25,047,000	$ 0	$ 0													$ 25,000,000
Number of shares allocated in transaction (in shares)																8,771,000
Number of common directors														2
Final dividend received from liquidation proceedings				500,000
Dividends received from equity method investees	500,000	0	0
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Current assets																		16,142,000	17,792,000
Non current assets																		25,038,000	34,975,000
Current liabilities																		10,438,000	10,611,000
Non current liabilities																		28,577,000	38,103,000
Combined unconsolidated net assets of CalPetro BI, CalPetro BII, and CalPetro IOM																		2,200,000	2,800,000
Net operating revenues																		3,295,000	4,115,000	5,047,000
Net operating income																		2,912,000	3,811,000	4,694,000
Net loss																		$ (600,000)	$ (515,000)	$ (544,000)